Other Long-Term Assets (Other Long-Term Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Long-Term Assets [Abstract]
Investment in affiliate		$ 236
Severance pay fund	22,147	21,405
Long-term deposits	1,914	2,183
Deferred tax assets	4,615	5,066
Other assets, noncurrent, total	$ 28,676	$ 28,890